Summary of Significant Accounting Policies (Restated) (Details 3) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2013	Jun. 30, 2012
Summary of Significant Accounting Policies (Restated) [Abstract]
Net (loss) income from continuing operations	$ (145,994)	$ 22,261	$ (266,254)	$ 84,504
Net result from discontinued operations	104,678		297,530
Net (loss) income	$ (250,672)	$ 22,261	$ (563,784)	$ 84,504	$ 262,752	$ 77,940
Weighted average number of shares used in computing basic and diluted net (loss) income per share:
Basic	10,470,632	5,300,000	10,449,303	5,300,000	5,313,661	5,300,000
Dilutive effect of stock options
Diluted	10,470,632	5,300,000	10,449,303	5,300,000	5,313,680	5,300,000
Net (loss) income per share Basic and diluted:
Basic					$ 0.049	$ 0.015
Diluted					$ 0.049	$ 0.015
Continuing operations	$ (0.014)	$ 0.004	$ (0.026)	$ 0.016
Discontinued	$ (0.010)		$ (0.028)
Total	$ (0.024)	$ 0.004	$ (0.054)	$ 0.016